THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND JUNE 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 56.0%

	Face Amount	Value

Communication Services — 3.8%
AT&T
Callable 03/15/2053 @ $100 3.500%, 09/15/2053	$55,000	$37,336
Comcast
Callable 02/15/2033 @ $100 4.800%, 05/15/2033	45,000	43,773
Directv Financing
Callable 08/02/2024 @ $104 5.875%, 08/15/2027(A)	170,000	159,900
Fox
Callable 07/13/2033 @ $100 6.500%, 10/13/2033	100,000	104,752
Meta Platforms
Callable 11/15/2052 @ $100 5.600%, 05/15/2053	130,000	132,686
Callable 02/15/2033 @ $100 4.950%, 05/15/2033	100,000	100,501
Callable 03/15/2030 @ $100 4.800%, 05/15/2030	105,000	105,150

		684,098

Consumer Discretionary — 5.3%
Allied Universal Holdco
Callable 08/02/2024 @ $102 4.625%, 06/01/2028(A)	150,000	136,813
Carriage Services
Callable 08/02/2024 @ $102 4.250%, 05/15/2029(A)	150,000	134,018
Emory University
Callable 03/01/2050 @ $100 2.969%, 09/01/2050	75,000	50,857
Garda World Security
Callable 08/02/2024 @ $101 4.625%, 02/15/2027(A)	150,000	143,334
General Motors Financial 5.400%, 04/06/2026	15,000	14,966
Howard University
Callable 10/01/2032 @ $100 5.209%, 10/01/2052	15,000	13,262
IHO Verwaltungs GmbH
Callable 07/15/2024 @ $101 4.750%cash/0% PIK, 09/15/2026(A)	149,000	144,387

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND JUNE 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Mattel
Callable 05/01/2041 @ $100 5.450%, 11/01/2041	$75,000	$67,347
McDonald’s MTN
Callable 10/30/2025 @ $100 3.700%, 01/30/2026	35,000	34,197
McDonald’s MTN 3.700%, 02/15/2042	15,000	11,728
TKC Holdings
Callable 08/02/2024 @ $103 6.875%, 05/15/2028(A)	145,000	140,587
Toyota Motor Credit MTN 4.400%, 09/20/2024	75,000	74,782

		966,278

Consumer Staples — 2.8%
BAT Capital
Callable 12/20/2030 @ $100 5.834%, 02/20/2031	30,000	30,423
Callable 09/16/2051 @ $100 5.650%, 03/16/2052	30,000	26,784
Church & Dwight
Callable 08/15/2032 @ $100 5.600%, 11/15/2032	59,000	61,135
Callable 12/15/2051 @ $100 5.000%, 06/15/2052	40,000	37,167
Coca-Cola
Callable 11/13/2053 @ $ 100 5.300%, 05/13/2054	45,000	44,654
Constellation Brands
Callable 07/15/2024 @ $100 5.000%, 02/02/2026	40,000	39,900
Callable 12/15/2028 @ $100 4.800%, 01/15/2029	65,000	64,036
General Mills
Callable 07/18/2024 @ $100 5.241%, 11/18/2025	120,000	119,553
Keurig Dr Pepper
Callable 01/15/2031 @ $100 5.200%, 03/15/2031	65,000	64,870
Kraft Heinz Foods
Callable 12/01/2049 @ $100 5.500%, 06/01/2050	25,000	23,917

		512,439

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND JUNE 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Energy — 4.8%
Archrock Partners
Callable 08/02/2024 @ $102 6.875%, 04/01/2027(A)	$150,000	$150,598
Boardwalk Pipelines
Callable 05/01/2034 @ $100 5.625%, 08/01/2034	75,000	73,701
Devon Energy
Callable 01/15/2025 @ $102 4.500%, 01/15/2030	10,000	9,622
Diamondback Energy
Callable 10/18/2053 @ $100 5.750%, 04/18/2054	55,000	53,319
Energy Transfer
Callable 11/15/2053 @ $100 5.950%, 05/15/2054	35,000	34,082
Callable 12/15/2024 @ $100 4.050%, 03/15/2025	100,000	98,901
Halliburton
Callable 05/15/2045 @ $100 5.000%, 11/15/2045	40,000	36,210
Kinder Morgan
Callable 03/01/2025 @ $100 4.300%, 06/01/2025	200,000	197,396
MPLX
Callable 03/01/2034 @ $100 5.500%, 06/01/2034	75,000	73,860
Schlumberger Investment
Callable 03/01/2034 @ $100 5.000%, 06/01/2034	110,000	108,274
Valero Energy
Callable 06/01/2051 @ $100 3.650%, 12/01/2051	40,000	27,595

		863,558

Financials — 10.0%
American Express
Callable 01/13/2026 @ $100 4.900%, 02/13/2026	35,000	34,775
Bank of America
Callable 04/25/2033 @ $100 5.288%, SOFRRATE + 1.910%, 04/25/2034(B)	135,000	133,583

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND JUNE 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Citigroup
Callable 06/11/2034 @ $100 5.449%, SOFRRATE + 1.447%, 06/11/2035(B)	$55,000	$54,569
Callable 02/13/2029 @ $100 5.174%, SOFRRATE + 1.364%, 02/13/2030(B)	75,000	74,563
Goldman Sachs Group
Callable 10/24/2028 @ $100 6.484%, SOFRRATE + 1.770%, 10/24/2029(B)	25,000	26,101
Callable 04/25/2034 @ $100 5.851%, SOFRRATE + 1.552%, 04/25/2035(B)	50,000	51,216
Goldman Sachs Group 5.700%, 11/01/2024	55,000	55,019
Jefferies Financial Group
Callable 01/14/2034 @ $100 6.200%, 04/14/2034	30,000	30,385
JPMorgan Chase
Callable 10/23/2028 @ $100 6.087%, SOFRRATE + 1.570%, 10/23/2029(B)	65,000	67,159
Callable 04/22/2034 @ $100 5.766%, SOFRRATE + 1.490%, 04/22/2035(B)	30,000	30,780
Callable 06/01/2033 @ $100 5.350%, SOFRRATE + 1.845%, 06/01/2034(B)	60,000	59,734
Callable 08/01/2024 @ $100 5.000%, TSFR3M + 3.380%(B) (C)	240,000	239,314
Macquarie Airfinance Holdings
Callable 05/01/2025 @ $104 8.375%, 05/01/2028(A)	200,000	210,794
Mastercard
Callable 02/09/2034 @ $100 4.875%, 05/09/2034	65,000	64,267
Morgan Stanley MTN
Callable 04/19/2034 @ $100 5.831%, SOFRRATE + 1.580%, 04/19/2035(B)	70,000	71,755
Callable 07/21/2033 @ $100 5.424%, SOFRRATE + 1.880%, 07/21/2034(B)	25,000	24,874

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND JUNE 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Callable 04/20/2028 @ $100 5.164%, SOFRRATE + 1.590%, 04/20/2029(B)	$35,000	$34,887
Northern Trust
Callable 10/01/2026 @ $100 4.600%, TSFR3M + 3.464%(B) (C)	185,000	179,033
Royal Bank of Canada MTN 4.950%, 04/25/2025	40,000	39,809
State Street
Callable 01/26/2025 @ $100 4.857%, SOFRRATE + 0.604%, 01/26/2026(B)	50,000	49,775
Toronto-Dominion Bank MTN 4.285%, 09/13/2024	70,000	69,770
US Bancorp
Callable 01/23/2034 @ $100 5.678%, SOFRRATE + 1.860%, 01/23/2035(B)	85,000	85,326
Callable 04/15/2027 @ $100 5.300%, TSFR3M + 3.176%(B) (C)	135,000	130,910

		1,818,398

Health Care — 8.2%
AbbVie
Callable 12/15/2043 @ $100 4.850%, 06/15/2044	30,000	27,726
Advocate Health & Hospitals
Callable 03/15/2030 @ $100 2.211%, 06/15/2030	35,000	29,906
AMN Healthcare
Callable 08/02/2024 @ $101 4.625%, 10/01/2027(A)	150,000	142,887
Baylor Scott & White Holdings
Callable 11/15/2049 @ $100 2.839%, 11/15/2050	16,000	10,449
Becton Dickinson
Callable 05/07/2029 @ $100 5.081%, 06/07/2029	55,000	54,950
Bristol-Myers Squibb
Callable 05/15/2053 @ $100 6.250%, 11/15/2053	25,000	26,851
CVS Health
Callable 01/20/2026 @ $100 5.000%, 02/20/2026	15,000	14,885

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND JUNE 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Eli Lilly
Callable 08/09/2053 @ $100 5.000%, 02/09/2054	$40,000	$38,199
Indiana University Health Obligated Group
Callable 05/01/2048 @ $100 3.970%, 11/01/2048	10,000	8,148
Iowa Health System
Callable 08/15/2049 @ $100 3.665%, 02/15/2050	20,000	15,219
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
Callable 04/01/2050 @ $100 2.667%, 10/01/2050	80,000	50,592
Organon
Callable 04/30/2026 @ $103 5.125%, 04/30/2031(A)	150,000	134,738
Providence St. Joseph Health Obligated Group
Callable 04/01/2033 @ $100 5.403%, 10/01/2033	130,000	128,954
Smith & Nephew
Callable 02/20/2027 @ $100 5.150%, 03/20/2027	105,000	104,650
SSM Health Care
Callable 03/01/2028 @ $100 4.894%, 06/01/2028	30,000	29,825
Callable 03/01/2027 @ $100 3.823%, 06/01/2027	60,000	57,953
Stanford Health Care
Callable 05/15/2048 @ $100 3.795%, 11/15/2048	220,000	175,193
Stryker
Callable 09/15/2045 @ $100 4.625%, 03/15/2046	115,000	101,047
Sutter Health
Callable 02/15/2033 @ $100 5.164%, 08/15/2033	255,000	255,679
UnitedHealth Group
Callable 08/15/2052 @ $100 5.875%, 02/15/2053	45,000	46,734
Willis-Knighton Medical Center
Callable 03/01/2048 @ $100 4.813%, 09/01/2048	25,000	21,996

		1,476,581

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND JUNE 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Industrials — 7.1%
Arcosa
Callable 08/02/2024 @ $102 4.375%, 04/15/2029(A)	$150,000	$139,294
BAE Systems
Callable 02/26/2031 @ $100 5.250%, 03/26/2031(A)	200,000	199,434
Boeing
Callable 03/01/2031 @ $100 6.388%, 05/01/2031(A)	45,000	45,812
Burlington Northern Santa Fe
Callable 03/01/2044 @ $100 4.550%, 09/01/2044	120,000	105,441
Daimler Truck Finance North America 5.200%, 01/17/2025(A)	150,000	149,593
Fortress Transportation and Infrastructure Investors
Callable 08/02/2024 @ $103 5.500%, 05/01/2028(A)	150,000	145,432
Howmet Aerospace
Callable 11/15/2028 @ $100 3.000%, 01/15/2029	85,000	77,189
Owens Corning
Callable 03/15/2034 @ $100 5.700%, 06/15/2034	60,000	60,552
RELX Capital
Callable 02/22/2030 @ $100 3.000%, 05/22/2030	70,000	62,803
Republic Services
Callable 09/15/2033 @ $100 5.000%, 12/15/2033	75,000	73,425
RTX
Callable 06/16/2025 @ $100 3.950%, 08/16/2025	35,000	34,400
Textron
Callable 06/17/2029 @ $100 3.900%, 09/17/2029	35,000	32,829
United Parcel Service
Callable 11/22/2053 @ $100 5.500%, 05/22/2054	70,000	69,415
Westinghouse Air Brake Technologies
Callable 12/11/2033 @ $100 5.611%, 03/11/2034	110,000	110,605

		1,306,224

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND JUNE 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Information Technology — 3.7%
Central Parent
Callable 06/15/2025 @ $104 8.000%, 06/15/2029(A)	$150,000	$152,302
Consensus Cloud Solutions
Callable 08/02/2024 @ $103 6.000%, 10/15/2026(A)	175,000	170,690
GoTo Group
Callable 07/15/2024 @ $101 5.500%, 05/01/2028(A)	25,225	19,935
Callable 07/15/2024 @ $101 5.500%, 05/01/2028(A)	34,835	13,934
ION Trading Technologies S.A.R.L.
Callable 08/02/2024 @ $103 5.750%, 05/15/2028(A)	201,000	183,667
Kyndryl Holdings
Callable 04/15/2041 @ $100 4.100%, 10/15/2041	50,000	37,872
Motorola Solutions
Callable 03/15/2029 @ $100 5.000%, 04/15/2029	65,000	64,497
Sierra Pacific Power
Callable 02/01/2026 @ $100 2.600%, 05/01/2026	20,000	19,074
Workday
Callable 01/01/2032 @ $100 3.800%, 04/01/2032	5,000	4,493

		666,464

Materials — 3.7%
ArcelorMittal
Callable 03/17/2034 @ $100 6.000%, 06/17/2034	65,000	64,951
ATI
Callable 10/01/2026 @ $103 5.125%, 10/01/2031	140,000	129,406
Carpenter Technology
Callable 08/02/2024 @ $102 6.375%, 07/15/2028	150,000	149,969
Ingevity
Callable 08/02/2024 @ $102 3.875%, 11/01/2028(A)	200,000	181,460
Rain CII Carbon
Callable 08/02/2024 @ $100 7.250%, 04/01/2025(A)	3,000	2,936

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND JUNE 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
TriMas
Callable 08/02/2024 @ $102 4.125%, 04/15/2029(A)	$150,000	$137,385

		666,107

Real Estate — 0.5%
Alexandria Real Estate Equities
Callable 10/15/2052 @ $100 5.150%, 04/15/2053	50,000	43,952
American Homes 4 Rent
Callable 11/01/2033 @ $100 5.500%, 02/01/2034	45,000	44,249

		88,201

Utilities — 6.1%
Alabama Power
Callable 05/15/2033 @ $100 5.850%, 11/15/2033	5,000	5,202
Atmos Energy
Callable 05/15/2053 @ $100 6.200%, 11/15/2053	85,000	91,503
Constellation Energy Generation
Callable 09/15/2053 @ $100 5.750%, 03/15/2054	30,000	29,074
Consumers 2023 Securitization Funding 5.210%, 09/01/2030	100,000	100,529
DTE Electric
Callable 12/01/2033 @ $100 5.200%, 03/01/2034	30,000	29,904
DTE Energy
Callable 03/01/2034 @ $100 5.850%, 06/01/2034	30,000	30,434
Duke Energy Florida Project Finance 2.538%, 09/01/2029	114,254	107,825
Entergy Arkansas
Callable 03/01/2034 @ $100 5.450%, 06/01/2034	30,000	30,041
Entergy Texas
Callable 03/01/2053 @ $100 5.800%, 09/01/2053	15,000	14,996
Callable 03/15/2052 @ $100 5.000%, 09/15/2052	20,000	17,724
Florida Power & Light
Callable 03/15/2034 @ $100 5.300%, 06/15/2034	70,000	70,554

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND JUNE 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Kansas Gas Service Securitization I 5.486%, 08/01/2032	$31,407	$31,826
Monongahela Power
Callable 11/15/2033 @ $100 5.850%, 02/15/2034(A)	20,000	20,358
NextEra Energy Capital Holdings 6.051%, 03/01/2025	75,000	75,143
Oglethorpe Power
Callable 06/01/2053 @ $100 6.200%, 12/01/2053	35,000	35,888
Callable 10/01/2046 @ $100 4.500%, 04/01/2047	25,000	20,337
Callable 02/01/2050 @ $100 3.750%, 08/01/2050	250,000	177,214
San Diego Gas & Electric
Callable 10/15/2053 @ $100 5.550%, 04/15/2054	45,000	43,974
Callable 12/15/2031 @ $100 3.000%, 03/15/2032	90,000	77,631
Southern California Edison
Callable 08/01/2032 @ $100 5.950%, 11/01/2032	10,000	10,334
Callable 04/01/2031 @ $100 5.450%, 06/01/2031	30,000	30,214
Virginia Power Fuel Securitization 4.877%, 05/01/2031	65,000	64,814

		1,115,519

TOTAL CORPORATE OBLIGATIONS (Cost $10,377,478)		10,163,867

MORTGAGE-BACKED SECURITIES — 19.1%

FHLMC 5.000%, 08/01/2038 - 07/01/2043	222,416	219,615
4.500%, 11/01/2052	145,998	137,950
4.000%, 01/01/2053	163,593	149,987
3.000%, 06/01/2052	545,139	465,193
2.500%, 05/01/2052	388,902	318,742
2.000%, 10/01/2051 - 02/01/2052	1,098,614	863,986

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND JUNE 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FNMA 5.000%, 11/01/2037 - 04/01/2053	$355,336	$347,089
4.500%, 07/01/2052	114,154	107,956
4.000%, 08/01/2037 - 10/01/2052	271,551	253,503
3.500%, 08/01/2052	332,331	294,921
2.500%, 09/01/2036 - 03/01/2052	356,413	302,916

TOTAL MORTGAGE-BACKED SECURITIES (Cost $3,590,180)		3,461,858

ASSET-BACKED SECURITIES — 11.2%

Automotive — 2.1%
Fifth Third Auto Trust, Ser 2023-1, Cl A3
Callable 02/15/2027 @ $100 5.530%, 08/15/2028	35,000	35,089
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
Callable 01/15/2025 @ $100 3.190%, 07/15/2031 (A)	100,000	98,648
Ford Credit Auto Owner Trust, Ser 2022-1, Cl A
Callable 05/15/2027 @ $100 3.880%, 11/15/2034 (A)	100,000	96,679
GM Financial Automobile Leasing Trust, Ser 2022-3, Cl A3
Callable 12/20/2024 @ $100 4.010%, 09/22/2025	18,360	18,320
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A3
Callable 03/20/2026 @ $100 5.380%, 11/20/2026	15,000	14,989
Honda Auto Receivables Owner Trust, Ser 2022-2, Cl A3
Callable 01/18/2026 @ $100 3.730%, 07/20/2026	17,836	17,619
NextGear Floorplan Master Owner Trust, Ser 2024-1A, Cl A2 5.120%, 03/15/2029 (A)	100,000	99,590

		380,934

Other ABS — 9.1%
American Express Credit Account Master Trust, Ser 2021-1, Cl A 0.900%, 11/15/2026	100,000	98,247

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND JUNE 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
American Express Credit Account Master Trust, Ser 2023-4, Cl A 5.150%, 09/15/2030	$100,000	$101,181
Capital One Multi-Asset Execution Trust, Ser 2021-A2, Cl A2 1.390%, 07/15/2030	60,000	52,254
Chase Issuance Trust, Ser 2024-A2, Cl A 4.630%, 01/15/2031	100,000	99,279
Citibank Credit Card Issuance Trust, Ser 2007-A3, Cl A3 6.150%, 06/15/2039	100,000	106,796
Dell Equipment Finance Trust, Ser 2024-1, Cl A3
Callable 12/22/2026 @ $100 5.390%, 03/22/2030 (A)	100,000	100,213
First National Master Note Trust, Ser 2024-1, Cl A 5.340%, 05/15/2030	60,000	60,240
Hilton Grand Vacations Trust, Ser 2024-1B, Cl B
Callable 11/15/2030 @ $100 5.990%, 09/15/2039 (A)	213,009	215,247
John Deere Owner Trust, Ser 2023-A, Cl A3
Callable 11/15/2026 @ $100 5.010%, 11/15/2027	40,000	39,817
Kubota Credit Owner Trust, Ser 2023-2A, Cl A2
Callable 04/15/2027 @ $100 5.610%, 07/15/2026 (A)	79,134	79,104
MVW 2024-1, Ser 2024-1A, Cl A
Callable 09/20/2032 @ $100 5.320%, 02/20/2043 (A)	95,034	94,835
MVW Owner Trust, Ser 2018-1A, Cl A
Callable 07/20/2024 @ $100 3.450%, 01/21/2036 (A)	209,041	208,673
Sierra Timeshare Receivables Funding, Ser 2023-1A, Cl B
Callable 08/20/2027 @ $100 5.830%, 01/20/2040 (A)	51,688	51,391
T-Mobile US Trust, Ser 2022-1A, Cl A
Callable 01/20/2026 @ $100 4.910%, 05/22/2028 (A)	100,000	99,459
T-Mobile US Trust, Ser 2024-1A, Cl A
Callable 03/20/2027 @ $100 5.050%, 09/20/2029 (A)	100,000	99,785

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND JUNE 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Verizon Master Trust, Ser 2024-3, Cl A1A
Callable 04/20/2027 @ $100 5.340%, 04/22/2030	$75,000	$75,656
WF Card Issuance Trust, Ser 2024-A1, Cl A 4.940%, 02/15/2029	65,000	64,897

		1,647,074

TOTAL ASSET-BACKED SECURITIES (Cost $2,019,897)		2,028,008

U.S. TREASURY OBLIGATIONS — 8.4%

U.S. Treasury Bonds 4.750%, 11/15/2053	65,000	67,194
4.500%, 02/15/2044	180,000	176,569
4.375%, 08/15/2043	55,000	53,088
4.250%, 02/15/2054	110,000	104,741
4.000%, 11/15/2042	55,000	50,686
3.875%, 05/15/2043	40,000	36,091
3.875%, 02/15/2043	5,000	4,519
U.S. Treasury Notes 4.875%, 04/30/2026	85,000	85,126
4.625%, 05/31/2031	255,000	259,144
4.625%, 04/30/2029	30,000	30,344
4.625%, 06/15/2027	25,000	25,072
4.500%, 05/31/2029	145,000	145,986
4.500%, 05/15/2027	40,000	39,947
4.375%, 05/15/2034	375,000	375,117
4.250%, 01/31/2026	40,000	39,616
4.125%, 02/15/2027	5,000	4,942
4.000%, 02/15/2034	5,000	4,853
4.000%, 01/31/2031	25,000	24,497

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,529,866)		1,527,532

MUNICIPAL BONDS — 2.7%

Maryland State, Health & Higher Educational Facilities Authority, RB
Callable 01/01/2040 @ $100 3.052%, 07/01/2040	75,000	56,363
North Texas Tollway Authority, 6.718%, 01/01/2049	90,000	102,420

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND JUNE 30, 2024 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
Oklahoma State, Development Finance Authority, RB 4.623%, 06/01/2044	$60,000	$56,871
Regents of the University of California Medical Center Pooled Revenue, RB 4.563%, 05/15/2053	120,000	106,205
San Diego County Water Authority, 6.138%, 05/01/2049	60,000	63,830
State of Kansas Department of Transportation, 4.596%, 09/01/2035	90,000	85,997
Texas State, GO 5.517%, 04/01/2039	25,000	25,746

TOTAL MUNICIPAL BONDS (Cost $510,564)		497,432

LOAN OBLIGATION — 0.8%

Financials — 0.8%
Osaic Holdings, Inc., Term Loan B-3 9.329%, CME Term SOFR + 4.000%, 08/17/2028	144,388	144,768

TOTAL LOAN OBLIGATION (Cost $143,208)		144,768

TOTAL INVESTMENTS — 98.2% (Cost $18,171,193)		$17,823,465

A list of the open forward contracts held by the Fund at June 30, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	09/18/24	USD	67,000	ILS	248,503	$(976)
HSBC	09/18/24	USD	79,000	IDR	1,305,356,438	671
HSBC	09/18/24	AUD	110,477	USD	73,079	(771)
HSBC	09/18/24	USD	114,264	GBP	90,000	(428)
HSBC	09/18/24	USD	40,000	RON	186,485	92
HSBC	09/18/24	USD	91,000	RON	422,796	(104)
HSBC	09/18/24	USD	136,000	PHP	7,994,272	712
HSBC	09/18/24	USD	140,230	CZK	3,224,975	(2,115)
HSBC	09/18/24	USD	235,204	SEK	2,456,306	(2,508)

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND JUNE 30, 2024 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	09/18/24	ILS	244,585	USD	66,000	$1,017
HSBC	09/18/24	USD	281,000	HUF	104,238,481	845
HSBC	09/18/24	USD	333,243	BRL	1,810,762	(12,202)
HSBC	09/18/24	USD	338,544	CHF	299,058	(2,472)
HSBC	09/18/24	USD	10,000	COP	42,120,358	22
HSBC	09/18/24	USD	336,000	COP	1,406,376,252	(1,371)
HSBC	09/18/24	USD	364,265	NOK	3,867,775	(1,297)
HSBC	09/18/24	USD	404,000	ZAR	7,502,943	5,906
HSBC	09/18/24	USD	10,000	ZAR	182,507	(29)
HSBC	09/18/24	USD	414,243	MXN	7,782,881	5,932
HSBC	09/18/24	USD	460,000	TWD	14,815,370	(2,912)
HSBC	09/18/24	USD	476,243	SGD	640,867	(1,850)
HSBC	09/18/24	GBP	491,177	USD	625,925	4,660
HSBC	09/18/24	USD	351,000	PLN	1,426,357	2,978
HSBC	09/18/24	USD	149,000	PLN	598,726	(414)
HSBC	09/18/24	USD	299,890	AUD	450,042	951
HSBC	09/18/24	USD	200,572	AUD	300,000	(31)
HSBC	09/18/24	USD	522,489	JPY	81,203,582	(11,605)
HSBC	09/18/24	EUR	446,396	USD	480,593	687
HSBC	09/18/24	EUR	90,000	USD	96,629	(127)
HSBC	09/18/24	USD	441,736	THB	16,138,467	881
HSBC	09/18/24	USD	186,000	THB	6,778,612	(88)
HSBC	09/18/24	USD	742,966	EUR	690,000	(1,169)
HSBC	09/18/24	SEK	12,980	USD	1,243	13
HSBC	09/18/24	SEK	739,085	USD	70,000	(16)
HSBC	09/18/24	USD	341,004	NZD	560,000	88
HSBC	09/18/24	USD	415,965	NZD	680,000	(1,782)
HSBC	09/18/24	USD	807,000	INR	67,584,688	1,546
HSBC	09/18/24	CHF	921,718	USD	1,041,243	5,443
HSBC	09/18/24	BRL	1,070,738	USD	196,894	7,056
HSBC	09/18/24	NZD	1,314,687	USD	808,638	7,872
HSBC	09/18/24	USD	1,220,000	CAD	1,669,247	2,471
HSBC	09/18/24	USD	250,000	CAD	341,178	(139)
HSBC	09/18/24	RON	1,543,999	USD	333,000	1,058
HSBC	09/18/24	PLN	1,690,679	USD	417,344	(2,231)
HSBC	09/18/24	SGD	1,442,345	USD	1,072,480	4,803
HSBC	09/18/24	SGD	388,218	USD	287,000	(373)
HSBC	09/18/24	CAD	2,233,162	USD	1,628,416	(7,037)

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND JUNE 30, 2024 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	09/18/24	CZK	2,525,492	USD	109,000	$842
HSBC	09/18/24	NOK	3,832,247	USD	360,000	366
HSBC	09/18/24	MXN	6,923,767	USD	367,970	(5,824)
HSBC	09/18/24	THB	1,529,745	USD	42,000	45
HSBC	09/18/24	THB	6,261,594	USD	171,000	(732)
HSBC	09/18/24	PHP	9,084,292	USD	154,665	(687)
HSBC	09/18/24	ZAR	9,634,660	USD	518,099	(8,268)
HSBC	09/18/24	TWD	13,336,195	USD	413,669	2,217
HSBC	09/18/24	TWD	1,137,865	USD	35,000	(106)
HSBC	09/18/24	JPY	31,129,499	USD	201,243	5,395
HSBC	09/18/24	INR	37,217,336	USD	444,321	(926)
HSBC	09/18/24	HUF	99,909,019	USD	271,000	861
HSBC	09/18/24	HUF	56,068,440	USD	151,131	(470)
HSBC	09/18/24	COP	1,907,280,833	USD	455,885	2,072
HSBC	09/18/24	IDR	3,579,697,820	USD	219,384	901
HSBC	09/18/24	IDR	16,461,859	USD	1,000	(5)
HSBC	09/19/24	USD	10,000	CNH	72,603	7
HSBC	09/19/24	USD	8,000	CNH	57,746	(41)
HSBC	09/19/24	USD	12,000	KRW	16,525,859	27
HSBC	09/19/24	USD	113,000	KRW	154,673,427	(433)
HSBC	09/19/24	CNH	4,872,967	USD	674,512	2,871
HSBC	09/19/24	CNH	507,998	USD	70,000	(17)
HSBC	09/19/24	KRW	178,233,621	USD	130,203	489
HSBC	09/19/24	KRW	160,115,812	USD	116,000	(528)
HSBC	09/23/24	USD	103,475	CLP	95,335,798	(2,223)
HSBC	09/23/24	CLP	21,487,267	USD	23,000	179
HSBC	09/23/24	CLP	75,335,360	USD	80,000	(10)

						$(2,341)

Percentages are based on Net Assets of $18,142,019.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of June 30, 2024 was $4,303,912 and represents 23.7% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW ENHANCED CORE PLUS FUND JUNE 30, 2024 (Unaudited)

(C)	Perpetual security with no stated maturity date.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

COP — Colombian Peso

CZK — Czech Koruna

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli New Shekels

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

MTN — Medium Term Note

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PHP— Philippine Peso

PIK — Payment-in-Kind

PLN — Polish Zloty

RB — Revenue Bond

RON — Romanian Leu

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

SOFR — Secured Overnight Financing Rate

TSFR3M — Term Secured Overnight Financing Rate 30-day Average 3 Month

THB — Thai Baht

TWD — Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

MES-QH-001-1100

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND JUNE 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 79.9%

	Face Amount	Value
Communication Services — 2.2%
Beasley Mezzanine Holdings
Callable 08/02/2024 @ $102 8.625%, 02/01/2026(A)	$1,487,000	$877,330
Spanish Broadcasting System
Callable 07/15/2024 @ $105 9.750%, 03/01/2026(A)	1,110,000	662,801
Urban One
Callable 08/02/2024 @ $104 7.375%, 02/01/2028(A)	2,183,000	1,677,835

		3,217,966

Consumer Discretionary — 12.2%
Allied Universal Holdco
Callable 02/15/2027 @ $104 7.875%, 02/15/2031(A)	2,105,000	2,110,477
Arrow Bidco
Callable 09/15/2024 @ $102 10.750%, 06/15/2025(A)	1,023,000	1,034,541
Carnival
Callable 11/01/2024 @ $103 6.000%, 05/01/2029(A)	1,860,000	1,837,345
Cruise Yacht Upper HoldCo
Callable 07/05/2026 @ $106 11.875%, 07/05/2028	800,000	800,000
Hilton Grand Vacations Borrower Escrow
Callable 01/15/2027 @ $103 6.625%, 01/15/2032(A)	1,000,000	1,004,682
Jacobs Entertainment
Callable 02/15/2025 @ $103 6.750%, 02/15/2029(A)	1,470,000	1,363,351
Callable 02/15/2025 @ $103 6.750%, 02/15/2029(A)	711,000	659,417
NCL Finance
Callable 12/15/2027 @ $100 6.125%, 03/15/2028(A)	1,082,000	1,068,512
NES Fircroft Bondco
Callable 09/29/2024 @ $106 11.750%, 09/29/2026(A)	1,000,000	1,054,461
Park River Holdings
Callable 08/02/2024 @ $103 6.750%, 08/01/2029(A)	1,868,000	1,535,025

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND JUNE 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Phinia
Callable 04/15/2026 @ $103 6.750%, 04/15/2029(A)	$285,000	$289,230
Scientific Games Holdings
Callable 03/01/2025 @ $103 6.625%, 03/01/2030(A)	2,190,000	2,134,848
SWF Escrow Issuer
Callable 10/01/2024 @ $103 6.500%, 10/01/2029(A)	670,000	360,904
TKC Holdings
Callable 08/02/2024 @ $103 6.875%, 05/15/2028(A)	2,212,000	2,144,680
Velocity Vehicle Group
Callable 06/01/2026 @ $104 8.000%, 06/01/2029(A)	226,000	232,452

		17,629,925

Consumer Staples — 0.8%
B&G Foods
Callable 09/15/2025 @ $104 8.000%, 09/15/2028(A)	465,000	472,545
Fiesta Purchaser
Callable 03/01/2027 @ $104 7.875%, 03/01/2031(A)	668,000	690,236

		1,162,781

Energy — 15.6%
Alliance Resource Operating Partners
Callable 06/15/2026 @ $104 8.625%, 06/15/2029(A)	344,000	353,030
Archrock Partners
Callable 08/02/2024 @ $102 6.250%, 04/01/2028(A)	1,000,000	990,383
Borr IHC
Callable 11/15/2025 @ $105 10.000%, 11/15/2028(A)	1,773,163	1,852,956
Bristow Group
Callable 08/02/2024 @ $103 6.875%, 03/01/2028(A)	1,544,000	1,515,418
Ferrellgas Escrow
Callable 08/02/2024 @ $103 5.875%, 04/01/2029(A)	1,200,000	1,104,058
Greenfire Resources
Callable 10/01/2025 @ $106 12.000%, 10/01/2028(A)	2,097,000	2,239,128

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND JUNE 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ITT Holdings
Callable 08/02/2024 @ $103 6.500%, 08/01/2029(A)	$2,307,000	$2,090,155
Kodiak Gas Services
Callable 02/15/2026 @ $104 7.250%, 02/15/2029(A)	383,000	392,604
NGL Energy Operating
Callable 02/15/2027 @ $104 8.375%, 02/15/2032(A)	1,267,000	1,286,506
Callable 02/15/2026 @ $104 8.125%, 02/15/2029(A)	140,000	142,648
Odfjell Rig III
Callable 12/01/2025 @ $105 9.250%, 05/31/2028	957,513	1,001,319
Paratus Energy Services
Callable 12/27/2026 @ $105 9.500%, 06/27/2029	1,300,000	1,298,375
Shelf Drilling Holdings
Callable 10/15/2025 @ $105 9.625%, 04/15/2029(A)	1,572,000	1,503,275
Summit Midstream Holdings
Callable 08/02/2024 @ $104 10.000%, 10/15/2026(A) (B)	973,000	1,000,393
Tenneco
Callable 11/17/2024 @ $104 8.000%, 11/17/2028(A)	2,340,000	2,130,207
TransMontaigne Partners
Callable 07/18/2024 @ $100 6.125%, 02/15/2026	897,000	868,552
Venture Global LNG
Callable 06/01/2026 @ $104 8.375%, 06/01/2031(A)	2,106,000	2,184,409
Welltec International APS
Callable 07/15/2024 @ $104 8.250%, 10/15/2026(A)	691,000	704,223

		22,657,639

Financials — 5.9%
Acrisure
Callable 02/01/2026 @ $104 8.250%, 02/01/2029(A)	765,000	768,700
Callable 05/15/2026 @ $104 7.500%, 11/06/2030(A)	457,000	457,317

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND JUNE 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
AmWINS Group
Callable 02/15/2026 @ $103 6.375%, 02/15/2029(A)	$1,000,000	$1,002,727
Burford Capital Global Finance
Callable 04/15/2025 @ $103 6.875%, 04/15/2030(A)	1,995,000	1,958,883
GGAM Finance
Callable 04/15/2026 @ $103 6.875%, 04/15/2029(A)	155,000	157,712
HUB International
Callable 06/15/2026 @ $104 7.250%, 06/15/2030(A)	1,000,000	1,025,131
Midcap Financial Issuer Trust
Callable 07/18/2024 @ $103 6.500%, 05/01/2028(A)	1,686,000	1,594,418
VistaJet Malta Finance
Callable 02/01/2025 @ $103 6.375%, 02/01/2030(A)	2,069,000	1,625,721

		8,590,609

Health Care — 1.4%
Endo Finance Holdings
Callable 04/15/2027 @ $104 8.500%, 04/15/2031(A)	967,000	997,922
Organon
Callable 05/15/2029 @ $104 7.875%, 05/15/2034(A)	1,074,000	1,103,538

		2,101,460

Industrials — 19.9%
AAR Escrow Issuer
Callable 03/15/2026 @ $103 6.750%, 03/15/2029(A)	1,053,000	1,073,411
Airswift Global
Callable 08/28/2026 @ $105 10.000%, 02/28/2029(A)	1,400,000	1,421,000
Alta Equipment Group
Callable 06/01/2026 @ $105 9.000%, 06/01/2029(A)	1,494,000	1,385,996
Brand Industrial Services
Callable 08/01/2026 @ $105 10.375%, 08/01/2030(A)	929,000	1,003,965
Brightline East
Callable 05/09/2027 @ $106 11.000%, 01/31/2030(A)	2,247,000	2,048,961

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND JUNE 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Cimpress
Callable 07/18/2024 @ $100 7.000%, 06/15/2026	$1,373,000	$1,371,902
Conduent Business Services
Callable 11/01/2024 @ $103 6.000%, 11/01/2029(A)	2,307,000	2,154,865
EMRLD Borrower
Callable 06/15/2026 @ $103 6.625%, 12/15/2030(A)	1,000,000	1,007,802
F-Brasile
Callable 07/15/2024 @ $102 7.375%, 08/15/2026(A)	2,059,000	2,038,410
Fortress Transportation and Infrastructure Investors
Callable 06/15/2027 @ $104 7.000%, 06/15/2032(A)	1,128,000	1,143,957
Callable 08/02/2024 @ $103 5.500%, 05/01/2028(A)	1,014,000	983,120
GEO Group
Callable 04/15/2026 @ $104 8.625%, 04/15/2029(A)	1,201,000	1,230,072
Innovate
Callable 07/15/2024 @ $102 8.500%, 02/01/2026(A)	1,454,000	1,090,500
Masterbrand
Callable 07/15/2027 @ $104 7.000%, 07/15/2032(A)	1,313,000	1,327,838
Navios South American Logistics
Callable 08/02/2024 @ $100 10.750%, 07/01/2025(A)	1,169,000	1,169,281
New Enterprise Stone & Lime
Callable 08/02/2024 @ $102 9.750%, 07/15/2028(A)	846,000	860,089
Park-Ohio Industries
Callable 08/02/2024 @ $101 6.625%, 04/15/2027	1,852,000	1,782,826
Railworks Holdings
Callable 11/15/2024 @ $104 8.250%, 11/15/2028(A)	1,554,000	1,581,195
Rand Parent
Callable 02/15/2026 @ $104 8.500%, 02/15/2030(A)	1,728,000	1,749,446
Smyrna Ready Mix Concrete
Callable 11/15/2026 @ $104 8.875%, 11/15/2031(A)	1,077,000	1,142,617

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND JUNE 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Spirit AeroSystems
Callable 11/15/2026 @ $105 9.750%, 11/15/2030(A)	$1,155,000	$1,274,099

		28,841,352

Information Technology — 6.2%
Central Parent
Callable 06/15/2025 @ $104 8.000%, 06/15/2029(A)	1,000,000	1,015,345
Consensus Cloud Solutions
Callable 10/15/2026 @ $102 6.500%, 10/15/2028(A)	2,291,000	2,138,964
GoTo Group
Callable 07/15/2024 @ $101 5.500%, 05/01/2028(A)	476,692	376,720
Callable 07/15/2024 @ $101 5.500%, 05/01/2028(A)	658,288	263,315
ION Trading Technologies S.A.R.L.
Callable 05/30/2026 @ $105 9.500%, 05/30/2029(A)	653,000	665,113
Callable 08/02/2024 @ $103 5.750%, 05/15/2028(A)	1,646,000	1,504,060
Virtusa
Callable 08/02/2024 @ $104 7.125%, 12/15/2028(A)	2,168,000	1,995,058
Xerox Holdings
Callable 11/30/2026 @ $104 8.875%, 11/30/2029(A)	1,070,000	1,020,598

		8,979,173

Materials — 14.8%
Algoma Steel
Callable 04/15/2026 @ $105 9.125%, 04/15/2029(A)	1,231,000	1,198,686
Calderys Financing
Callable 06/01/2025 @ $106 11.250%, 06/01/2028(A)	1,865,000	1,972,804
Cerdia Finanz GMBH
Callable 08/02/2024 @ $105 10.500%, 02/15/2027(A)	1,183,000	1,224,790
Clydesdale Acquisition Holdings
Callable 04/15/2025 @ $103 6.625%, 04/15/2029(A)	1,350,000	1,326,826
Consolidated Energy Finance
Callable 10/15/2024 @ $103 5.625%, 10/15/2028(A)	1,881,000	1,599,267

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND JUNE 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Conuma Resources
Callable 05/01/2026 @ $110 13.125%, 05/01/2028(A)	$1,641,000	$1,666,361
JW Aluminum Continuous Cast
Callable 07/18/2024 @ $100 10.250%, 06/01/2026(A)	688,000	691,440
LABL
Callable 07/15/2024 @ $100 6.750%, 07/15/2026(A)	1,403,000	1,385,474
Mativ Holdings
Callable 08/02/2024 @ $102 6.875%, 10/01/2026(A)	1,801,000	1,789,424
Mauser Packaging Solutions Holding
Callable 02/15/2025 @ $104 7.875%, 04/15/2027(A)	1,200,000	1,223,990
Mercer International
Callable 10/01/2025 @ $106 12.875%, 10/01/2028(A)	1,895,000	2,038,431
Owens-Brockway Glass Container
Callable 06/01/2027 @ $104 7.375%, 06/01/2032(A)	489,000	489,568
Rain Carbon
Callable 03/01/2026 @ $106 12.250%, 09/01/2029(A)	1,673,000	1,800,621
Rain CII Carbon
Callable 08/02/2024 @ $100 7.250%, 04/01/2025(A)	24,000	23,490
TMS International
Callable 07/15/2024 @ $103 6.250%, 04/15/2029(A)	2,020,000	1,844,089
Trident TPI Holdings
Callable 12/31/2025 @ $106 12.750%, 12/31/2028(A)	1,000,000	1,092,205
Vallourec
Callable 04/15/2027 @ $104 7.500%, 04/15/2032(A)	249,000	257,843

		21,625,309

Real Estate — 0.9%
Cushman & Wakefield US Borrower
Callable 08/02/2024 @ $102 6.750%, 05/15/2028(A)	1,242,000	1,232,843

TOTAL CORPORATE OBLIGATIONS (Cost $117,017,920)		116,039,057

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND JUNE 30, 2024 (Unaudited)

LOAN OBLIGATIONS — 13.3%

	Face Amount	Value
Communication Services — 0.7%
DIRECTV Financing, LLC, 2024 Term Loan 10.708%, CME Term SOFR + 5.360%, 08/02/2029	$266,564	$265,050
Research Now Group, Inc., Initial Term Loan, 1st Lien 11.068%, CME Term SOFR + 5.760%, 12/20/2024	1,072,620	796,120

		1,061,170

Consumer Discretionary — 1.2%
Century Casino, Term Loan, 1st Lien 11.429%, CME Term SOFR + 6.100%, 03/23/2029	1,740,000	1,676,925

Financials — 0.8%
RLG Holdings, Term Loan, 2nd Lien 12.958%, CME Term SOFR + 7.610%, 07/02/2029	996,000	899,717
Runner Buyer Inc., Initial Term Loan, 1st Lien 10.962%, CME Term SOFR + 5.610%, 10/08/2028	474,600	273,687

		1,173,404

Industrials — 3.6%
FCG Acquisitions, Inc., Initial Term Loan, 2nd Lien 12.346%, CME Term SOFR + 7.010%, 03/30/2029	380,000	367,650
Forming Machining Industries Holdings, LLC, Initial Term Loan, 1st Lien 9.747%, CME Term SOFR + 4.400%, 10/09/2025	239,848	179,485
Forming Machining Industries Holdings, LLC, Initial Term Loan, 2nd Lien 14.247%, CME Term SOFR + 8.900%, 10/09/2026	527,382	316,429
Michael Baker International, LLC, Term Loan B 10.094%, CME Term SOFR + 4.750%, 11/02/2028 (C)	750,000	750,938
NA Rail Hold Co. LLC, Tranche B-2 Term Loan, 1st Lien 9.596%, CME Term SOFR + 4.260%, 10/19/2026	354,233	353,347

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND JUNE 30, 2024 (Unaudited)

LOAN OBLIGATIONS — continued

	Face Amount	Value
Industrials — continued
One Stop Mailing, LLC, Term Loan, 1st Lien 11.708%, CME Term SOFR + 6.360%, 05/07/2027	$957,484	$909,610
Rand Parent/Atlas Air, Term Loan, 1st Lien 9.585%, CME Term SOFR + 4.250%, 02/08/2028	335,750	335,945
Titan Purchaser, Inc., Term Loan B 11.344%, CME Term SOFR + 6.000%, 01/31/2030	987,500	998,609
Trulite Holding Corp., Term Loan 11.346%, CME Term SOFR + 6.000%, 02/22/2030	1,103,063	1,064,455

		5,276,468

Information Technology — 2.2%
Bracket Holdings/Signant Health, Term Loan, 1st Lien 10.435%, CME Term SOFR + 5.100%, 05/08/2028	871,200	873,744
ConvergeOne Holdings, Corp., Initial Term Loan, 2nd Lien 16.000%, PRIME + 7.500%, 01/14/2027	140,000	3,500
Emerald EMS, Term Loan, 1st Lien 11.747%, CME Term SOFR + 6.400%, 12/29/2027	617,500	543,400
Magenta Buyer, LLC., Term Loan, 1st Lien 10.591%, CME Term SOFR + 5.260%, 07/27/2028 (C)	973,456	537,027
Redstone Holdco, Term Loan, 1st Lien 10.208%, CME Term SOFR + 4.860%, 04/27/2028 (C)	253,382	225,862
Venga Finance S.A.R.L, Initial Dollar Term Loan 10.359%, CME Term SOFR + 5.010%, 06/28/2029	994,937	994,937
Venga Finance S.A.R.L, Term Loan 10.359%, 06/29/2029 (C)	70,000	70,000

		3,248,470

Materials — 1.8%
Alchemy US Holdco 1, LLC, Initial Term Loan, 1st Lien 12.834%, CME Term SOFR + 7.570%, 10/10/2025 (C)	1,387,721	1,381,129

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND JUNE 30, 2024 (Unaudited)

LOAN OBLIGATIONS — continued

	Face Amount	Value
Materials — continued
Opta Inc., Term Loan, 1st Lien 12.196%, CME Term SOFR + 6.860%, 11/09/2028 (C)	$733,607	$372,460
12.191%, CME Term SOFR + 6.860%, 11/09/2028	880,575	858,560

		2,612,149

Utilities — 3.0%
EPIC Y-Grade Services, LP, Term Loan 11.052%, CME Term SOFR + 5.750%, 06/29/2029	1,180,000	1,177,605
Goodnight Water Solutions Holdings, LLC, Term Loan B 10.593%, CME Term SOFR + 5.250%, 05/23/2029 (C)	1,513,000	1,505,435
WaterBridge Midstream Operating, LLC, Term Loan B 11.335%, CME Term SOFR + 6.010%, 06/21/2029 (C)	1,665,000	1,652,512

		4,335,552

TOTAL LOAN OBLIGATIONS (Cost $20,650,793)		19,384,138

EXCHANGE TRADED FUND — 2.7%

	Shares
iShares iBoxx High Yield Corporate Bond ETF	50,000	3,857,000

TOTAL EXCHANGE TRADED FUND (Cost $3,845,925)		3,857,000

COMMON STOCK — 0.4%

Consumer Discretionary — 0.1%
24 Hour Fitness Worldwide, Inc. *(D)(E)	90,461	9,046
PSS Industrial Offering, Class A *(D)(E)	1,353	96,181
PSS Industrial Offering, Class B *(D)(E)	351	24,980

		130,207

Energy — 0.3%
Greenfire Resources *	56,516	381,483

TOTAL COMMON STOCK (Cost $1,245,328)		511,690

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND JUNE 30, 2024 (Unaudited)

RIGHTS — 0.0%

	Number of Rights	Value
Industrials — 0.0%
Altera Infrastructure †(D)(E)	2,800	$64,120

TOTAL RIGHTS (Cost $633,990)		64,120

PREFERRED STOCK — 0.0%

	Shares
Consumer Discretionary — 0.0%
24 Hour Fitness Worldwide, Inc. # *(D)(E)	22,590	5,648

TOTAL PREFERRED STOCK (Cost $30,497)		5,648

TOTAL INVESTMENTS — 96.3% (Cost $143,424,453)		$139,861,653

Percentages are based on Net Assets of $145,247,647.

*	Non-income producing security.
#	There is currently no interest rate available.
†	Expiration date unavailable.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of June 30, 2024 was $108,916,083 and represents 75.0% of Net Assets.

(B)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on June 30, 2024. The coupon on a step bond changes on a specified date.
(C)	Unsettled Bank Loan. Interest rate may not be available.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Securities considered restricted. The total market value of such securities as of June 30, 2024 was $199,975 and represented 0.1% of the Net Assets.

LLC — Limited Liability Company

SOFR — Secured Overnight Financing Rate

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW HIGH YIELD FUND JUNE 30, 2024 (Unaudited)

A list of the restricted securities, excluding 144a, held by the Fund at June 30, 2024, is as follows:

Description	Number of Shares	Acquisition Date/Right to Acquire Date	Cost	Market Value
Common Stock
24 Hour Fitness Worldwide, Inc.	90,461	12/29/2020	$601,017	$9,046
PSS Industrial Offering, Class A	1,353	5/23/2022	77,451	96,181
PSS Industrial Offering, Class B	351	12/23/2019	527,705	24,980
Preferred Stock
24 Hour Fitness Worldwide, Inc.	22,590	12/7/2020	30,497	5,648
Rights
Altera Infrastructure	2,800	12/5/2022	633,990	64,120

			$1,870,660	$199,975

MES-QH-001-1100

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW SMALL COMPANY FUND JUNE 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 94.8%

	Shares	Value
Communication Services — 1.3%
Nexstar Media Group, Cl A	2,231	$370,368

Consumer Discretionary — 9.9%
Academy Sports & Outdoors	5,509	293,354
Bright Horizons Family Solutions *	3,318	365,245
Brunswick	3,841	279,510
Gentex	9,902	333,797
Kontoor Brands	5,720	378,378
Meritage Homes	1,729	279,839
Ollie’s Bargain Outlet Holdings *	4,179	410,252
RH *	1,250	305,550
Wayfair, Cl A *	5,278	278,309

		2,924,234

Consumer Staples — 4.0%
Boston Beer, Cl A *	1,520	463,676
Lancaster Colony	1,879	355,075
Sprouts Farmers Market *	4,484	375,131

		1,193,882

Energy — 5.8%
Antero Resources *	10,859	354,329
Atlas Energy Solutions, Cl A	14,750	293,967
ChampionX	11,301	375,306
Matador Resources	5,896	351,402
TechnipFMC PLC	12,990	339,689

		1,714,693

Financials — 12.5%
First Horizon	25,479	401,804
First Interstate BancSystem, Cl A	13,499	374,867
Hancock Whitney	7,741	370,252
Hanover Insurance Group	2,744	344,207
Kemper	7,219	428,303
Lazard, Cl A	9,654	368,590
Piper Sandler	1,441	331,675
SouthState	4,192	320,353
Texas Capital Bancshares *	6,067	370,937
Wintrust Financial	3,800	374,528

		3,685,516

Health Care — 15.0%
ADMA Biologics *	50,661	566,390
Amicus Therapeutics *	33,367	331,001
Amphastar Pharmaceuticals *	9,149	365,960

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW SMALL COMPANY FUND JUNE 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Health Care — continued
Catalyst Pharmaceuticals *	31,200	$483,288
Enovis *	6,246	282,319
Globus Medical, Cl A *	6,714	459,842
Halozyme Therapeutics *	9,252	484,435
ICU Medical *	3,647	433,081
LivaNova *	7,233	396,513
Merit Medical Systems *	3,733	320,851
Surgery Partners *	13,386	318,453

		4,442,133

Industrials — 17.2%
Alaska Air Group *	7,145	288,658
Brink’s	4,345	444,928
CACI International, Cl A *	1,041	447,765
Copa Holdings, Cl A	3,079	293,059
Enerpac Tool Group, Cl A	7,641	291,733
Fluor *	12,238	532,965
Hayward Holdings *	27,458	337,734
Helios Technologies	4,504	215,066
ITT	2,180	281,612
Korn Ferry	4,407	295,886
Mercury Systems *	9,414	254,084
Mueller Water Products, Cl A	19,700	353,024
SPX Technologies *	2,369	336,730
Stericycle *	5,094	296,114
XPO *	3,947	418,974

		5,088,332

Information Technology — 12.7%
Calix *	9,022	319,649
Itron *	2,690	266,202
Kyndryl Holdings *	16,092	423,381
Lumentum Holdings *	7,063	359,648
nCino *	11,849	372,651
Q2 Holdings *	7,154	431,601
Rambus *	7,147	419,958
Tenable Holdings *	8,526	371,563
Veeco Instruments *	7,314	341,637
Verint Systems *	13,451	433,122

		3,739,412

Materials — 7.9%
AptarGroup	2,166	304,994
Aspen Aerogels *	13,562	323,454
ATI Inc. *	6,279	348,170

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW SMALL COMPANY FUND JUNE 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Materials — continued
Axalta Coating Systems *	10,063	$343,853
Hecla Mining	78,165	379,100
Ingevity *	6,570	287,175
Tronox Holdings PLC	22,682	355,881

		2,342,627

Real Estate — 6.6%
Agree Realty ‡	6,109	378,392
Armada Hoffler Properties ‡	26,869	297,977
Howard Hughes Holdings *	3,983	258,178
Independence Realty Trust ‡	21,720	407,033
Safehold ‡	14,879	287,016
STAG Industrial ‡	9,255	333,735

		1,962,331

Utilities — 1.9%
Northwest Natural Holding	7,188	259,559
OGE Energy	8,012	286,028

		545,587

TOTAL COMMON STOCK (Cost $24,118,743)		28,009,115

EXCHANGE TRADED FUND — 1.5%

SPDR S&P Biotech ETF	4,828	447,604

TOTAL EXCHANGE TRADED FUND (Cost $380,631)		447,604

TOTAL INVESTMENTS — 96.3% (Cost $24,499,374)		$28,456,719

Percentages are based on Net Assets of $29,544,189.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

ETF — Exchange Traded Fund

PLC — Public Limited Company

S&P — Standard and Poor’s

SPDR — Standard and Poor’s Depositary Receipts

MES-QH-001-1100